Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (35,040)	$ 22,973	$ (22,770)	$ 26,948	$ 48,677	$ 93,499	$ (91,308)
Add (deduct) non-cash items
Depreciation, depletion and amortization	57,653	61,024	108,089	113,616	218,857	224,500	143,813
Accretion of discount on debt and other assets, net	484	808	1,531	1,605	3,431	4,041	3,374
Accretion of royalty obligation	4,139	5,492	7,809	10,072	18,294	21,550	19,018
Deferred income taxes	12,123	9,690	19,548	17,368	16,163	51,792	(37,628)
Loss on debt extinguishment					1,036	5,526	20,300
Fair value adjustments, net	(65,754)	(17,759)	(81,795)	4,018	18,421	46,450	115,458
Loss (gain) on foreign currency transactions	148	70	(317)	369	(1,381)	380	3,867
Litigation settlement	22,046	0	22,046	0
Share-based compensation	1,617	1,033	2,713	3,170	8,010	8,122	7,217
Loss (gain) on sale of assets	(264)	264	(1,132)	264	1,101	(1,145)	(25)
Other than temporary impairment of marketable securities	17,192	0	17,227	0
Loss on impairment	86	4,813	205	4,813	5,825	0	0
Other non-cash charges	0	(40)	0	(40)	279	(335)	(167)
Changes in operating assets and liabilities:
Receivables and other current assets	4,401	10,319	8,647	7,365	9,756	(21,950)	(6,228)
Prepaid expenses and other	2,930	(2,857)	411	1,916	2,489	(8,839)	5,871
Inventories	31,483	3,097	10,990	(21,625)	(48,305)	(30,408)	(47,887)
Accounts payable and accrued liabilities	10,094	14,276	(16,930)	(39,655)	(31,019)	22,990	29,888
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	63,338	113,203	76,272	130,204	271,634	416,173	165,563
Cash Flows From Investing Activities
Capital expenditures	(27,201)	(32,238)	(40,028)	(63,885)	(115,641)	(119,988)	(155,994)
Acquisition of Joaquin mineral interests					(29,297)	0	0
Purchase of short term investments and marketable securities	(683)	(6,831)	(5,332)	(7,866)	(12,959)	(49,501)	(5,872)
Proceeds from sales and maturities of short term investments	1,522	683	6,344	20,701	21,695	6,246	24,244
Acquisition of Orko Silver Corporation	(101,648)	0	(113,214)	0
Other	254	995	1,209	1,180	3,087	2,282	5,927
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(127,756)	(37,391)	(151,021)	(49,870)	(133,115)	(160,961)	(131,695)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes and bank borrowings	0	0	300,000	0	0	27,500	176,166
Payments on long-term debt, capital leases, and associated costs	(1,857)	(8,794)	(57,197)	(14,244)	(97,170)	(85,519)	(106,827)
Payments on gold production royalty	(15,480)	(19,287)	(30,929)	(40,660)	(74,734)	(73,191)	(43,125)
Proceeds from gold lease facility					0	0	18,445
Payments on gold lease facility					0	(13,800)	(37,977)
Proceeds from sale-leaseback transactions					0	0	4,853
Reductions of (additions to) restricted assets associated with the Kensington Term Facility					4,645	(1,326)	(2,353)
Payments for Repurchase of Common Stock	0	0	(12,557)	0	(19,971)	0	0
Other	(25)	(217)	(477)	(1,045)	(861)	18	286
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(17,362)	(28,298)	198,840	(55,949)	(188,091)	(146,318)	9,468
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(81,780)	47,514	124,091	24,385	(49,572)	108,894	43,336
Cash and cash equivalents at beginning of period	331,311	151,883	125,440	175,012	175,012	66,118	22,782
Cash and cash equivalents at end of period	$ 249,531	$ 199,397	$ 249,531	$ 199,397	$ 125,440	$ 175,012	$ 66,118